CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 372,446	$ 271,809
Accounts receivable, net	22,726	9,931
Inventories	21,909	24,511
Prepaid expenses	1,868	1,915
Due from related parties	$ 46,795	$ 51,431
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 152,375	$ 142,173
Total current assets	618,119	501,770
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,379,877 (2023: $1,311,689)	3,028,236	2,746,541
Advances for vessels acquisition and vessels under construction	283,260	301,916
Deferred charges, net	39,546	38,012
Investments in affiliates	64	270
Other non-current assets	77,132	72,627
Total non-current assets	3,428,238	3,159,366
Total assets	4,046,357	3,661,136
CURRENT LIABILITIES
Accounts payable	23,565	22,820
Accrued liabilities	24,639	20,458
Current portion of long-term debt, net	25,160	21,300
Unearned revenue	51,528	63,823
Other current liabilities	22,856	39,759
Total current liabilities	147,748	168,160
LONG-TERM LIABILITIES
Long-term debt, net	544,543	382,874
Unearned revenue, net of current portion	38,753	60,134
Other long-term liabilities	38,095	33,651
Total long-term liabilities	621,391	476,659
Total liabilities	769,139	644,819
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2024 and December 31, 2023)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2024 and December 31, 2023. 25,355,973 and 25,355,962 shares issued as of June 30, 2024 and December 31, 2023; and 19,345,643 and 19,418,696 shares outstanding as of June 30, 2024 and December 31, 2023)	193	194
Additional paid-in capital	688,122	690,190
Accumulated other comprehensive loss	(73,647)	(75,979)
Retained earnings	2,662,550	2,401,912
Total stockholders' equity	3,277,218	3,016,317
Total liabilities and stockholders' equity	$ 4,046,357	$ 3,661,136